Stock-Based Compensation (Details) - Schedule of Restricted and Performance Stock Unit Activity - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Restricted and Performance Stock Unit Activity [Abstract]
Outstanding beginning, Shares	3,134,677	3,134,677
Outstanding beginning, Weighted Average Grant Date Fair Value		$ 4.73	$ 0
Awarded, Shares			3,149,800
Awarded, Weighted Average Grant Date Fair Value	$ 4.73		$ 4.73
Forfeited, Shares			(15,123)
Forfeited, Weighted Average Grant Date Fair Value	$ 4.73		$ 4.73
Outstanding ending, Shares	3,009,633	3,134,677	3,134,677
Outstanding ending, Weighted Average Grant Date Fair Value	$ 4.73		$ 4.73
Outstanding ending,Aggregate Intrinsic Value	$ 8,953,659		$ 11,723,692